WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

Schedule of investments (unaudited)	September 30, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 87.1%
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	2,306,572	$2,323,034
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	5,578,530	6,008,312
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	1,060,740	1,029,127
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	4,193,835	3,180,319
U.S. Treasury Bonds, Inflation Indexed	0.625%	2/15/43	664,805	483,832
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	1,049,320	878,452
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	8,827,420	6,424,970
U.S. Treasury Bonds, Inflation Indexed	0.250%	2/15/50	3,329,256	1,963,524
U.S. Treasury Bonds, Inflation Indexed	0.125%	2/15/52	1,647,195	906,343
U.S. Treasury Bonds, Inflation Indexed	1.500%	2/15/53	1,131,218	936,960
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	3,344,952	3,180,508
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/26	7,110,465	6,644,389
U.S. Treasury Notes, Inflation Indexed	0.125%	10/15/26	7,047,747	6,555,541
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/27	4,330,720	3,976,682
U.S. Treasury Notes, Inflation Indexed	0.750%	7/15/28	1,583,153	1,473,760
U.S. Treasury Notes, Inflation Indexed	0.875%	1/15/29	4,600,470	4,270,242
U.S. Treasury Notes, Inflation Indexed	0.250%	7/15/29	1,912,112	1,704,335
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/30	4,752,600	4,145,125
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/32	2,183,485	1,830,629
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/33	1,436,736	1,298,515

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $69,757,810)				59,214,599

CORPORATE BONDS & NOTES - 6.3%
ENERGY - 3.5%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	5,000	4,836

Oil, Gas & Consumable Fuels - 3.5%
Apache Corp., Senior Notes	4.750%	4/15/43	150,000	109,420
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	410,000	386,736
Devon Energy Corp., Senior Notes	5.850%	12/15/25	490,000	487,677
Ecopetrol SA, Senior Notes	4.625%	11/2/31	200,000	152,874
Energy Transfer LP, Senior Notes	2.900%	5/15/25	30,000	28,514
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	420,000	297,664
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	90,000	85,382
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	170,000	165,693
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	110,000	108,656
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	130,000	117,121
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	240,000	204,391

See Notes to Schedule of Investments.

Western Asset Inflation Indexed Plus Bond Fund 2023 Quarterly Report	1

WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	120,000	$114,928
Williams Cos. Inc., Senior Notes	3.500%	10/15/51	170,000	108,538

Total Oil, Gas & Consumable Fuels				2,367,594

TOTAL ENERGY				2,372,430

MATERIALS - 2.8%
Metals & Mining - 2.5%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	280,000	261,654	(a)
Antofagasta PLC, Senior Notes	2.375%	10/14/30	340,000	264,801	(a)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	140,000	140,537
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	140,000	131,502	(a)
Glencore Funding LLC, Senior Notes	3.375%	9/23/51	230,000	138,797	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	440,000	380,784
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	140,000	142,466
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	230,000	216,093

Total Metals & Mining				1,676,634

Paper & Forest Products - 0.3%
Inversiones CMPC SA, Senior Notes	4.375%	4/4/27	240,000	224,762	(b)

TOTAL MATERIALS				1,901,396

TOTAL CORPORATE BONDS & NOTES (Cost - $4,715,875)				4,273,826

COLLATERALIZED MORTGAGE OBLIGATIONS (c) - 4.8%
Benchmark Mortgage Trust, 2023-B38 A4	5.525%	4/15/56	130,000	126,620
BLP Commercial Mortgage Trust, 2023-IND A (1 mo. Term SOFR + 1.692%)	7.024%	3/15/40	330,000	328,910	(a)(d)
BX Commercial Mortgage Trust, 2023-VLT2 A (1 mo. Term SOFR + 2.281%)	7.613%	6/15/40	160,000	160,172	(a)(d)
BX Trust, 2022-VAMF A (1 mo. Term SOFR + 0.850%)	6.182%	1/15/39	190,000	186,162	(a)(d)
Citigroup Commercial Mortgage Trust, 2023-SMRT A	6.015%	10/12/40	230,000	224,395	(a)(d)
CSMC Trust, 2019-AFC1 A3	3.877%	7/25/49	178,454	162,277	(a)
Deephaven Residential Mortgage Trust, 2022-1 A2	2.961%	1/25/67	210,000	154,097	(a)(d)
Ellington Financial Mortgage Trust, 2022-1 A2	3.001%	1/25/67	120,000	77,844	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 M2 (30 Day Average SOFR + 1.500%)	6.815%	10/25/41	190,000	187,512	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1A (30 Day Average SOFR + 1.300%)	6.615%	2/25/42	119,511	119,266	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	7.715%	2/25/42	200,000	201,395	(a)(d)

See Notes to Schedule of Investments.

2	Western Asset Inflation Indexed Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (c) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA3 M1A (30 Day Average SOFR + 2.000%)	7.315%	4/25/42	146,265		$147,382	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2021-R01 1M2 (30 Day Average SOFR + 1.550%)	6.865%	10/25/41	130,000		129,845	(a)(d)
La Quinta Mortgage Trust, 2023-LAQ A (1 mo. Term SOFR + 2.091%)	7.424%	3/15/36	226,115		225,653	(a)(d)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C13 A4	4.039%	11/15/46	109,211		108,785
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 A3	3.459%	12/15/49	189,679		176,147
New Residential Mortgage Loan Trust, 2019-RPL3 A1	2.750%	7/25/59	110,179		102,251	(a)(d)
Residential Mortgage Loan Trust, 2020-2 A1	1.654%	5/25/60	36,034		35,477	(a)(d)
SMRT, 2022-MINI A (1 mo. Term SOFR + 1.000%)	6.333%	1/15/39	240,000		234,001	(a)(d)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR4 A5	3.908%	4/25/35	199,248		186,415	(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $3,413,369)					3,274,606

SOVEREIGN BONDS - 1.2%
Kuwait - 0.5%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	350,000		332,236	(b)

Peru - 0.4%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	340,000		279,270

United Kingdom - 0.3%
United Kingdom Inflation-Linked Gilt, Bonds	0.125%	3/22/68	299,838	GBP	227,548

TOTAL SOVEREIGN BONDS (Cost - $968,358)					839,054

ASSET-BACKED SECURITIES - 0.0%††
Bear Stearns Asset Backed Securities Trust, 2003-ABF1 A (1 mo. Term SOFR + 0.854%) (Cost - $4,400)	6.174%	1/25/34	4,482		4,104	(d)

TOTAL INVESTMENTS - 99.4% (Cost - $78,859,812)					67,606,189

Other Assets in Excess of Liabilities - 0.6%					375,677

TOTAL NET ASSETS - 100.0%					$67,981,866

See Notes to Schedule of Investments.

Western Asset Inflation Indexed Plus Bond Fund 2023 Quarterly Report	3

WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Abbreviation(s) used in this schedule:

CAS	— Connecticut Avenue Securities
GBP	— British Pound
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate

At September 30, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Euro-Bund	4	12/23	$554,723	$544,019	$(10,704)
Contracts to Sell:
U.S. Treasury Long-Term Bonds	12	12/23	1,428,604	1,365,375	63,229

Net unrealized appreciation on open futures contracts					$52,525

At September 30, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	36,342	EUR	33,001	Goldman Sachs Group Inc.	10/20/23	$1,421
EUR	67,406	USD	75,931	Morgan Stanley & Co. Inc.	10/20/23	(4,602)
USD	4,280	EUR	4,000	Morgan Stanley & Co. Inc.	10/20/23	47
USD	13,897	EUR	13,001	Morgan Stanley & Co. Inc.	10/20/23	139

See Notes to Schedule of Investments.

4	Western Asset Inflation Indexed Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	21,455	EUR	20,001	Morgan Stanley & Co. Inc.	10/20/23	$290
USD	263,970	GBP	212,685	Morgan Stanley & Co. Inc.	10/20/23	4,439

Net unrealized appreciation on open forward foreign currency contracts						$1,734

Abbreviation(s) used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Inflation Indexed Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland Statutory Corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third

6

Notes to Schedule of Investments (unaudited) (continued)

party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

7

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$59,214,599	—	$59,214,599
Corporate Bonds & Notes	—	4,273,826	—	4,273,826
Collateralized Mortgage Obligations	—	3,274,606	—	3,274,606
Sovereign Bonds	—	839,054	—	839,054
Asset-Backed Securities	—	4,104	—	4,104

Total Investments	—	$67,606,189	—	$67,606,189

Other Financial Instruments:
Futures Contracts††	$63,229	—	—	$63,229
Forward Foreign Currency Contracts††	—	$6,336	—	6,336

Total Other Financial Instruments	$63,229	$6,336	—	$69,565

Total	$63,229	$67,612,525	—	$67,675,754

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$10,704	—	—	$10,704
Forward Foreign Currency Contracts††	—	$4,602	—	4,602

Total	$10,704	$4,602	—	$15,306

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

8

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2023. The following transactions were effected in such company for the period ended September 30, 2023.

	Affiliate Value at December 31, 2022	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$515,323	$5,178,734	5,178,734	$5,694,057	5,694,057

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2023
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$6,054	—	—

9